Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Consolidated Statements Of Comprehensive Income
Net income	$ 657		$ 939
Other comprehensive income (loss):
Net unrealized holding gains (losses) on securities available for sale, net of deferred income tax of $(394,000) and $792,000	598		(1,202)
Retirement plan loss, net of deferred income tax of $ 137,000 and $361,000, respectively	(209)		(548)
Retirement plan amortization, net of deferred income tax of $(36,000) and $(7,000), respectively	55	[1]	11	[1]
Other comprehensive income (loss)	444		(1,739)
Comprehensive income (loss)	$ 1,101		$ (800)

[1]	Retirement plan amortization and related income tax are reflected in the consolidated statement of operations within the salaries and benefits and income tax expense lines, respectively.